Schedule of Deposits and Other Assets, Net (Details) - USD ($)		Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Less: Allowance for expected credit loss		$ (3,652)	$ (3,758)	$ (21,410)
Less: amounts classified as non-current assets		(12,731)	(12,820)
Deposits and other assets, current, net			139,687
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Deposits, gross	[1]	12,761	154,188
Less: Allowance for expected credit loss		(30)	(1,681)
Deposits and other assets, net		12,731	152,507
Less: amounts classified as non-current assets		(12,731)	(12,820)
Deposits and other assets, current, net			139,687
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Less: Allowance for expected credit loss		(2,340)	(1,620)
Deposits, gross	[2]	1,020,850	706,694
Deposits, net		$ 1,018,510	$ 705,074

[1]	Deposits consisted of (i) rental deposits and (ii) deposits for the purchase of intangible assets as disclosed in Note 9.
[2]	Deposits to a related party represent a good faith deposit paid pursuant to the acquisition intention agreement for a target company. The deposit is creditable toward the total purchase price upon consummation of the acquisition. The deposit is subject to customary conditions, including satisfaction of due diligence, and is refundable in whole or in part if the acquisition does not proceed, in accordance with the terms of the agreement. The balances were unsecured and non-interest bearing.